As filed with the Securities and Exchange Commission on May 3, 2005
Registration No. 033-65409
Registration No. 811-07299

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No. 11	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No. 25	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A
(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)

P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel and Secretary	Vice President
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

Kevin L. Cooney, Esq.
Frost Brown Todd LLC
2200 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on May 1, 2004 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A of Annuity Investors Variable Account A, The Commodore Americus Variable Annuity, is being filed pursuant to Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) for the sole purpose of filing certain exhibits to the Registrant’s Registration Statement. The form of the Prospectus of the Registrant has not been changed from that contained in the filing made by the Registrant on April 29, 2005 pursuant to Rule 485(b) under the 1933 Act and it is hereby incorporated by reference. The form of the Statement of Additional Information of the Registrant has not been changed from that contained in the filing made by the Registrant on April 29, 2005 pursuant to Rule 485(b) under the 1933 Act and it is hereby incorporated by reference.

PART C

Other Information – 33-65409

Item 24 Financial Statements and Exhibits

(a)	Financial Statements All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company ® authorizing establishment of Annuity Investors ® Variable Account A. 1/

(2)	Not Applicable.

(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company ® and AAG Securities, Inc (n/k/a Great American Advisors ® , Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company ® , Great American Advisors ® , Inc. and another Broker-Dealer.3/

(4)	(a)	Individual Contract Forms and Endorsements.

(i)	Form of Qualified Individual Flexible Premium Deferred Annuity Contract. 2/

(ii)	Form of Non-Qualified Individual Contract. 2 /

(iii)	Form of Loan Endorsement to Qualified Individual Contract. 2/

(iv)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 2/

(v)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(vi)	Form of Employer Plan Endorsement to Qualified Individual Contract. 2/

(vii)	Form of IRA Endorsement to Qualified Individual Contract. 2/

(viii)	Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract. 2/

(ix)	Form of Long-Term Care Waiver to Individual Contract. 4/

(x)	Form of SIMPLE IRA Endorsement Qualified Individual Contract. 4/

(xi)	Revised Form of IRA Endorsement to Qualified Individual Contract. 5/

(xii)	Form of Roth IRA Endorsement to Qualified Individual Contract. 5/

(xiii)	Revised Form of SIMPLE IRA Endorsements to Qualified Individual Contract. 5/

(xiv)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 5/

(xv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 5/

(xvi)	Revised Form of the Certificate of Participation under Enhanced Contract. 1/

(xvii)	Form of Loan Endorsement to Certificate. 1/

(xviii)	Form of Employer Plan Endorsement to Certificate. 1/

(xix)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

(xx)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

(xxi)	Form of Long-Term Care Waiver Rider to Certificate. 1/

(xxii)	Form of Deferred Compensation Endorsement to Certificate. 5/

(xxiii)	Revised Form of Employer Plan Endorsement to Certificate. 4/

(xxiv)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

(xxv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

(xxvi)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/

(xxvii)	Form of Settlement Options Endorsement to Certificate. 17/

(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/

(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

(ii)	Form of Certificate of Participation for use in South Dakota. 6/

(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.

(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

(ii)	Form of Certificate of Participation for use in Wisconsin. 6/

(e)	Certificate of Participation Form for use in North Dakota.

(i)	Form of Certificate of Participation for use in North Dakota. 6/

(f)	Form of Endorsement for use in Virginia.

(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/

(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. /

(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

(k)	Form of Individual Retirement Annuity Endorsement to Group Contract. 11/

(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(5)	(a)	Form of Application for Group Flexible Premium Deferred Annuity Contract.1/

(i)	Alternative Form of Application. 7/

(ii)	Alternative Form of Application. 4/

(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/

(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company ® . 7/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	Code of Regulations of Annuity Investors Life Insurance Company ® . 6/

(7)	Not Applicable.

(8)	(a)	Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/

	(b)	Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/

	(c)	Participation Agreement between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

	(d)	Participation Agreement between Annuity Investors Life Insurance Company ® and Janus Aspen Series. 2/

	(e)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.

(i)	Participation Agreement between Annuity Investors Life Insurance Company ® and Merrill Lynch Variable Series Funds, Inc. 2/

(ii)	Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company ® and Merrill Lynch Variable Series Funds, Inc. 2/

(iii)	Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company ® and Merrill Lynch Variable Series Funds, Inc. 14/

(f)	Service Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group ® , Inc.(n/k/a Great American Financial Resources ® , Inc.). 2/

(g)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors ® , Inc.)and AAG Insurance Agency, Inc. 2/

(h)	Investment Services Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc. (n/k/a Great American Financial Resources ® , Inc.). 2/

(i)	Agreement between Annuity Investors Life Insurance Company ® and Merrill Lynch Asset Management, L.P. 6/

(j)	Participation Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 7/

(k)	Letter of Agreement between Annuity Investors Life Insurance Company ® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds Management, LLC on behalf of the Wells Fargo Fund Family. 18/

(l)	Participation Agreement between Annuity Investors Life Insurance Company ® and PBHG Insurance Series Fund, Inc. 7/

(i)	Amendment to Fund Participation Agreement between Annuity Investors Life Insurance Company ® and PBHG Insurance Series Fund, Inc. 14/.

(m)	Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 7/

(n)	Service Agreement between Annuity Investors Life Insurance Company ® and Janus Capital Corporation. 7/

(o)	Service Agreement between Annuity Investors Life Insurance Company ® and Pilgrim Baxter Associates, Ltd. 4/

(p)	Service Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Asset Management, Inc. 4/

(q)	Participation Agreement between BT Funds (f/k/a/ Deutsche Asset Management VIT Funds, and Bankers Trust (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company ® . 9/

(r)	Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company ® . 9/

(s)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®. 9/

(t)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 16/

(u)	Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 16/

(v)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 16/

(w)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 18/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 19/

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule for Computation of Performance Quotations. 4/

(14)	Not Applicable.

(15)	Powers of Attorney. 18/

1/	Incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors ® Variable Account A, SEC ‘33 Act File No. 33-65409 ‘40 Act File No. 811-07299 on November 8, 1995.

2/	Incorporated by reference to Pre-Effective Amendment No. 3 to filed on behalf of Annuity Investors ® Variable Account A, SEC ‘33 Act File No. 33-65409 ‘40 Act File No. 811-07299 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors ® Variable Account B SEC ‘33 File No. 333-19725, ‘40 Act File No. 811-08017 on November 17, 1998.

4/	Incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on behalf of Annuity Investors ® Variable Account A, SEC ’33 Act File No. 33-65409 ’40 Act File No. 811-07299 on April 29, 1998.

5/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors ® Variable Account A, SEC ‘33 Act File No. 33-65409 ‘40 Act File No. 811-07299 on June 2, 1995.

6/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors ® Variable Account A, SEC ‘33 Act File No. 33-65409 ‘40 Act File No. 811-07299 on April 24, 1996.

7/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors ® Variable Account A, SEC ‘33 Act File No. 33-65409 ‘40 Act File No. 811-07299 on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors ® Variable Account B SEC ‘33 File No. 333-19725, ‘40 Act File no. 811-08017 on February 26, 1999.

9/	Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors ® Variable Account A, SEC ‘33 File No. 33-65409 ‘40 Act File 811-07299 on February 26, 1999.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors ® Variable Account B, SEC ‘33 Act File No. 333-19725, ‘40 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors ® Variable Account B, SEC ‘33 Act File No. 333-19725, ‘40 Act File No. 811-08017, on February 1, 1999.

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors ® Variable Account Variable Account B, SEC ‘33 Act File No. 333-19725, ‘40 Act File No. 811-08017, on April 28, 2000.

13/	Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors ® Variable Account B, SEC ‘33 Act File No. 333-19725, ‘40 Act File No. 811-08017, on April 30, 2001.

14/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors ® Variable Account C, SEC ’33 Act File No. 333-88300, ’40 Act File No. 811-21095 on or about April 29, 2004.

15/	Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors ® Variable Account A, SEC ’33 File No. 33-65409 ’40 Act File 811-07299 on April 29, 2004.

16/	Filed with Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88302 on or about March 1, 2005.

17/	Filed with Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409 on or about March 1, 2005.

18/	Filed with Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409 on or about April 29, 2005.

19/	Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal	Positions and Offices
Name	Business Address	With the Company
Charles R. Scheper	(1)	President & Chief Executive Officer and Director

Stephen Craig Lindner	(1)	Director

Mark Francis Muething	(1)	Executive Vice President, General Counsel & Secretary and Director

Christopher P. Miliano	(1)	Director

Michael J. Prager	(1)	Director

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

John P. Gruber	(1)	Vice President

James L. Henderson	(1)	Vice President

John O’Shaughnessy	(1)	Vice President & Actuary

Gary L. Peters	(1)	Vice President-Variable Annuity Sales

Dale Herr	(1)	Assistant Vice President & Actuary

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Richard Sutton	(1)	Assistant Vice President & Chief Actuary

Richard L. Magoteaux	(1)	Treasurer

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	P.O. Box 5423, Cincinnati, Ohio 45201-5423

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.

The Depositor, Annuity Investors Life Insurance Company® , is a wholly owned Subsidiary of Great American® Life Insurance Company ® , which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group ® ,

Inc.) The Registrant, Annuity Investors Variable Account A, is a segregated asset account of Annuity Investors® Life Insurance Company ® .

     The following chart indicates the persons controlled by or under common control with the Company:

CompanyText	State name	MaxOfDate of Inc.	PercStockFootnote		Description
American Financial Group, Inc.	Ohio	07/01/1997			Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	09/14/1996	100		Statutory Business Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100	(2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100		Securities Management Company
American Security Transfer Company Limited Partnership	Ohio	01/01/1991	9334	(2)	Limited Partnership
APU Holding Company	Ohio	10/15/2003	100		Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100		Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99		Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100		Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100		Inactive
Delbay Corporation	Delaware	12/27/1962	100		Inactive
Great Southwest Corporation	Delaware	10/25/1978	100		Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100		Real Estate Developer
The Indianapolis Union Railway Company	Indiana	11/19/1872	100		Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100		Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100		Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100		Real Estate
The Owasco River Railway, Inc.	New York	06/02/1881	100		Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100		Holding Company
PCC Chicago Realty Corp	New York	12/23/1986	100		Real Estate Developer
PCC Gun Hill Realty Corp	New York	12/18/1985	100		Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100		Real Estate Developer
PCC Scarsdale Realty Corp	New York	06/01/1986	100		Real Estate Developer
Scarsdale Depot Associates, LP	Delaware	05/05/1989	80		Real Estate Developer
PCC Technical Industries, Inc.	California	03/07/1955	100		Holding Company
ESC, Inc.	California	11/02/1962	100		Inactive
Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100		Holding Company
Marathon Manufacturing Company	Delaware	12/07/1979	100		Inactive
PCC Maryland Realty Corp	Maryland	08/18/1993	100		Real Estate Holding Company
Penn Camarillo Realty Corp	California	11/24/1992	100		Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100		Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100		Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	6667		Inactive

CompanyText	State name	MaxOfDate of Inc.	PercStockFootnote	Description
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp	Delaware	11/25/1981	100	Inactive
Detroit Manufacturers Railroad Company	Michigan	01/30/1902	82	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI (Bermuda) Ltd	Bermuda	04/06/1998	100	Holding Company
GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
The New York and Harlem Railroad Company	New York	04/25/1831	97	Inactive
PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Insurance Services BV	The Netherlands	08/24/1999	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
Republic Indemnity Medical Management, Inc.	California	03/25/1996	100	Inactive
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
Flextech Holding Co, Inc.	Ohio	08/31/2000	100	Packing Manufacturer
FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
American Special Risk, Inc.	Illinois	12/29/1981	100	Insurance Broker/Managing General Agency
Aviation Specialty Managers, Inc.	Texas	09/07/1965	100	Managing General Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager

CompanyText	State name	MaxOfDate of Inc.	PercStockFootnote		Description
Brothers Port Richey Corporation	Florida	12/06/1993	100		Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100		Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100		Real Estate Manager
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100		Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100		Insurance Agency
El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100		Property/Casualty Insurance
Financiadora de Primas Condor, SA de CV	Mexico	03/16/1998	99		Premium Finance
FCIA Management Company, Inc.	New York	09/17/1991	100		Servicing Agent
GAI Warranty Company	Ohio	01/25/2001	100		Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100		Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100		Service Contract Provider
The Gains Group, Inc.	Ohio	01/26/1982	100		Marketing of Advertising
Global Premier Finance Company	Ohio	08/25/1998	100		Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100		Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100		Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100		Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100		Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100		Property/Casualty Insurance
Great American Custom Insurance Services Illinois, Inc.	Illinois	07/08/1992	100		Underwriting Office
Great American Custom Insurance Services, Inc.	Ohio	07/27/1983	100		Holding Company for E&S Agency/Brokerage
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100		Wholesale Agency/Brokerage for E&S Lines
Great American Custom Insurance Services California, Inc.	California	05/18/1992	100		Insurance Services
Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100		Excess and Surplus Lines Broker
Great American Custom Solutions, Inc.	California	07/22/1988	100		Insurance Agency
Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100		Wholesale Agency/Brokerage for E&S Lines
Professional Risk Brokers of Ohio, Inc.	Ohio	12/17/1986	100		Insurance Agency
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100		Wholesale Agency/Brokerage for E&S Lines
Great American E & S Insurance Company	Delaware	02/28/1979	100		Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100		Excess and Surplus Lines Insurance
Great American Financial Resources, Inc.	Delaware	11/23/1992	8188	(2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100		Holding Company
American Annuity Group Capital Trust I	Delaware	09/13/1996	100		Financing Entity
American Annuity Group Capital Trust II	Delaware	03/04/1997	100		Financing Entity
American Annuity Group Capital Trust III	Delaware	05/14/1997	100		Financing Entity
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100		Financing Entity
Great American Life Insurance Company	Ohio	12/15/1959	100		Life Insurance Company

CompanyText	State name	MaxOfDate of Inc.	PercStockFootnote		Description
American Retirement Life Insurance Company	Ohio	05/12/1978	100		Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100		Life Insurance Company
Brothers Management, LLC	Florida	06/11/2004	99		Restaurants & Ships Store
Charleston Harbor Marina, Inc.	South Carolina	04/26/2002	100	(2)	Marina Facility
CHATBAR, Inc.	Massachusetts	11/02/1993	100		Hotel Operator
Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100		Real Estate Holding Company
Consolidated Financial Corporation	Michigan	09/10/1985	100		Retirement & Financial Planning Company
Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest		Real Estate Manager
GALIC Brothers, Inc.	Ohio	11/12/1993	80		Real Estate Management
Great American Life Assurance Company	Ohio	08/10/1967	100		Life Insurance Company
Great American Life Insurance Company of New York	New York	12/31/1963	100		Life Insurance Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100		Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100		Inactive
Purity Financial Corporation	Florida	12/12/1991	100		Credit Union Marketing
Manhattan National Life Insurance Company	Illinois	12/20/1956	100		Life Insurance Company
Skipjack Marina Corp	Maryland	06/24/1999	100		Marina Operator
United Teacher Associates, Ltd	Texas	12/17/1998	100	(2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100		Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100		Intermediate Holding Company
United Agency Brokerage, LP	Texas	05/19/2003	100		Insurance Agency
AAG Insurance Agency of Alabama	Alabama	09/22/1995	100		Insurance Agency
AAG Insurance Agency of Texas, Inc.	Texas	06/02/1995	100		Insurance Agency
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100		Insurance Agency
AAG Insurance Agency of Massachusetts, Inc.	Massachusetts	05/25/1995	100		Insurance Agency
American DataSolutions International, Inc.	Ohio	08/24/2001	100		Data Processing and Holding Company
American Data Source India Private Limited	India	09/03/1997	99		Software Development
GALIC Disbursing Company	Ohio	05/31/1994	100		Payroll Servicer
Great American Advisors, Inc.	Ohio	12/10/1993	100		Broker-Dealer
Great American Life Assurance Company of Puerto Rico	Puerto Rico	07/01/1964	99		Insurance Company
Keyes-Graham Insurance Agency, Inc.	Massachusetts	08/07/1981	100		Insurance Agency
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100		Marketing Services
Lifestyle Financial Investments Agency of Ohio, Inc.	Ohio	03/07/1994	beneficial interest		Insurance Agency
Money-Plan International, Inc.	Florida	12/31/1979	100		Insurance Agency
SPELCO (UK) Ltd	United Kingdom		99		Inactive
SWTC Hong Kong Ltd	Hong Kong		100		Inactive
SWTC, Inc.	Delaware		100		Inactive
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100		Insurance Agency

CompanyText	State name	MaxOfDate of Inc.	PercStockFootnote	Description
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	58	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Hawaii	09/20/1999	100	Property/Casualty Insurance
Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

expFootnote

(2)	Total percentage owned by parent shown and by other affiliated company(s)

Item 27. Number of Contract Owners

As of March 31, 2005, there were 3541 Individual Contract Owners, of which 3124 were qualified and 359 were non-qualified. As of March 31, 2005 there were 37 Participants (Certificate Owners) in 5 group Contracts.

Item 28. Indemnification

(a)	The Code of Regulations of Annuity Investors Life Insurance Company ® provides in Article V as follows: The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b)	The directors and officers of Annuity Investors Life Insurance Company ® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

Great American Advisors ® , Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors ® Variable Account A.

(a)	Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors ® Variable Account A, Annuity Investors ® Variable Account B, and Annuity Investors ® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal	Position with
Business Address	Great American Advisors®, Inc.
James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer Senior Vice President and Director
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Fred J. Runk (1)	Assistant Treasurer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

(c)	Required Commission information is included in Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 2nd of May, 2005.

ANNUITY INVESTORS® VARIABLE ACCOUNT A
(Registrant)

By: /s/ Charles R. Scheper
Charles R. Scheper*
President,
Chief Executive Officer and Director
Annuity Investors Life Insurance Company ®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By: /s/ Charles R. Scheper
Charles R. Scheper*
President,
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	President, Chief Executive Officer and Director	May 2, 2005
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	May 2, 2005
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	May 2, 2005
Stephen Craig Lindner*

/s/ Christopher Miliano	Director	May 2, 2005
Christopher Miliano*

/s/ Mark Francis Muething	Director	May 2, 2005
Mark Francis Muething*

/s/ Michael J. Prager	Director	May 2, 2005
Michael J. Prager*

/s/ John P. Gruber		May 2, 2005

* John P. Gruber, as Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
1.	Consent of Independent Registered Public Accounting Firm.